INVESTMENT SECURITIES - Trading Securities (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Trading securities	$ 15,608,767	$ 10,322,823
Trading securities, FV-NI, cost	$ 15,300,000	$ 10,000,000